Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue [abstract]
Silver credit sales	$ 87,620	$ 95,799	$ 182,109	$ 170,228
Concentrate sales	11,027	13,015	22,704	29,750
Revenue from sale of silver	$ 98,647	$ 108,814	$ 204,813	$ 199,978
Silver credit sales	41.00%	48.00%	44.00%	43.00%
Concentrate sales	5.00%	6.00%	6.00%	7.00%
Revenue from sale	46.00%	54.00%	50.00%	50.00%
Gold credit sales	$ 110,688	$ 81,696	$ 201,545	$ 177,195
Concentrate sales	3,065	9,174	5,294	20,462
Revenue from sale of gold	113,753	90,870	206,839	197,657
Total sales revenue	$ 212,400	$ 199,684	$ 411,652	$ 397,635
Gold credit sales	52.00%	41.00%	49.00%	45.00%
Concentrate sales	2.00%	5.00%	1.00%	5.00%
Revenue from sale	54.00%	46.00%	50.00%	50.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%